Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	12 Months Ended
Dec. 31, 2016
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	11/18 - 12/31
Navios Maritime Midstream Partners L.P.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	11/18 - 12/31
Navios Maritime Midstream Finance (US) Inc.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Delaware
Statement of Operations
2016	1/1-12/31
2015	6/4-12/31
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kannika
Country of incorporation	Hong Kong
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	1/1 - 12/31
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Ocean
Country of incorporation	Hong Kong
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	1/1 - 12/31
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Saowalak
Country of incorporation	British Virgin Is.
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	1/1 - 12/31
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kieran
Country of incorporation	British Virgin Is.
Statement of Operations
2016	1/1 - 12/31
2015	1/1 - 12/31
2014	1/1 - 12/31
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	C. Dream
Country of incorporation	Hong Kong
Statement of Operations
2016	1/1 - 12/31
2015	6/18 - 12/31
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Vessel name	Nave Celeste
Country of incorporation	Marshall Islands
Statement of Operations
2016	1/1 - 12/31
2015	6/18 - 12/31